Depreciation, Amortization And Impairment Loss Of Property, Plant And Equipment And Financial Assets Under IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2024
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSS OF PROPERTY, PLANT AND EQUIPMENT AND FINANCIAL ASSETS UNDER IFRS 9
Summary of Depreciation, Amortization and Impairment losses
a)	The details of depreciation and amortization expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the years ended December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Depreciation	(273,256,545)	(234,772,927)	(215,986,710)
Amortization	(22,212,433)	(18,626,857)	(22,286,241)
Total	(295,468,978)	(253,399,784)	(238,272,951)
b)	The details of the items related to impairment for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the years ended December 31,
	Generation			Distribution and Transmission			Other			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Information on Impairment Losses by Reportable Segment	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current assets held for sale (1)	—	—	(2,286,438)	—	—	—	—	—	—	—	—	(2,286,438)
Property, plant and equipment (2)	(34,203,486)	(7,023,888)	—	—	—	—	—	—	—	(34,203,486)	(7,023,888)	—
Investment property	—	—	—	—	—	—	—	—	738,739	—	—	738,739
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(34,203,486)	(7,023,888)	(2,286,438)	—	—	—	—	—	738,739	(34,203,486)	(7,023,888)	(1,547,699)
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (3)	(594,370)	90,538	(1,992,280)	(17,842,904)	(10,068,805)	(20,030,616)	7,418	(795,178)	(2,458)	(18,429,856)	(10,773,445)	(22,025,354)

(1)See Note 5.2.

(2)See Note 16.

(3)See Note 9.d).